Income Taxes - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Major Components Of Tax Expense Income [Abstract]
Non-capital loss carryforwards	$ 34,500	$ 33,500	$ 22,700	$ 24,200
Non-capital loss carryforwards expiration year period	between 2028 – 2037